Income Taxes (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset
Startup/Organizational Costs	$ 566,509
Deferred Compensation	33,805
Net operating loss carryforwards	37,767
Total deferred tax assets	638,081
Valuation allowance	(638,081)
Deferred tax asset, net of allowance